Financial Instruments (Details) - Schedule of Linkage Terms of Financial Instruments - Currency risk [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks)	$ 597	$ 89
Loans and receivables	2,452	2,853
Total Financial Assets	3,049	2,942
Loans from interested parties and others	43	50
Warrants	165	157
Trade payable	1,315	2,221
Other accounts payables	1,174	1,070
SAFE	409	365
Loans from banks	98	171
Liabilities for employee benefits, net		32
Lease liabilities	95	128
Total Financial Liabilities	3,299	4,194
Total financial assets (liabilities), net	(250)	(1,252)
Currency ILS [Member]
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks)	539	20
Loans and receivables	1,747	279
Total Financial Assets	2,286	299
Loans from interested parties and others	43
Warrants	165	157
Trade payable	421	300
Other accounts payables	527	434
SAFE	409	365
Loans from banks	98	171
Liabilities for employee benefits, net		32
Lease liabilities	95	128
Total Financial Liabilities	1,758	1,587
Total financial assets (liabilities), net	528	(1,288)
Unlinked [Member]
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks)	58	55
Loans and receivables	704	2,254
Total Financial Assets	762	2,309
Loans from interested parties and others		50
Warrants
Trade payable	836	1,816
Other accounts payables	647	636
SAFE
Loans from banks
Liabilities for employee benefits, net
Lease liabilities
Total Financial Liabilities	1,483	2,502
Total financial assets (liabilities), net	(721)	(193)
Other [Member]
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks)		14
Loans and receivables	1	320
Total Financial Assets	1	334
Loans from interested parties and others
Warrants
Trade payable	58	105
Other accounts payables
SAFE
Loans from banks
Liabilities for employee benefits, net
Lease liabilities
Total Financial Liabilities	58	105
Total financial assets (liabilities), net	$ (57)	$ 229